As filed with the Securities and Exchange Commission on November 18, 2011
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. / /
Post-Effective Amendment No. 28 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 30 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

3055 Olin Avenue, Suite 2000
San Jose, California 95128
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (408) 260-3100

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	R. Darrell Mounts, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, DC 20006
Boston, Massachusetts 02116

It is proposed that this filing will become effective: (check appropriate box)

X	Immediately upon filing pursuant to paragraph (b)
On (Date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (Date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (Date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 17th day of November, 2011.

SA FUNDS - INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	November 17, 2011
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	November 17, 2011
Harold M. Shefrin

/s/ Alexander B. Potts	President and	November 17, 2011
Alexander B. Potts	Chief Executive Officer

/s/ Michael Clinton	Treasurer and Chief	November 17, 2011
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.

SIGNATURES

     As it relates to the SA International Small Company Fund only, DFA Investment Dimensions Group Inc. consents to the filing of this Amendment to the Registration Statement of SA Funds – Investment Trust, which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and the State of California on the 17th day of November, 2011.

DFA Investment Dimensions Group Inc.

By:	/s/David G. Booth*
David G. Booth
President

     The undersigned Directors and Principal Officers of DFA Investment Dimensions Group Inc. consent to the filing of this Amendment to the Registration Statement of SA Funds – Investment Trust as it relates to the SA International Small Company Fund only, on the dates indicated.

Signature	Title	Date
/s/David G. Booth*	President, Director, Chairman and	November 17, 2011
David G. Booth	Co-Chief Executive Officer

/s/David R. Martin*	Chief Financial Officer, Treasurer and	November 17, 2011
David R. Martin	Vice President

/s/George M. Constantinides*	Director	November 17, 2011
George M. Constantinides

/s/John P. Gould*	Director	November 17, 2011
John P. Gould

/s/Roger G. Ibbotson*	Director	November 17, 2011
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	November 17, 2011
Edward P. Lazear

/s/Eduardo A. Repetto*	Director, Co-Chief Executive Officer	November 17, 2011
Eduardo A. Repetto	and Chief Investment Officer

/s/Myron S. Scholes*	Director	November 17, 2011
Myron S. Scholes

/s/Abbie J. Smith*	Director	November 17, 2011
Abbie J. Smith

*By:	/s/ Jeff J. Jeon
Jeff J. Jeon, Attorney-in-Fact
(Pursuant to a Power-of-Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase